Consolidated Statements of Operations - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
REVENUES:
REVENUES	[1]	$ 491	$ 309	$ 391
COST OF REVENUES:
COST OF REVENUES		994	542	221
GROSS PROFIT (LOSS)		(503)	(233)	170
RESEARCH AND DEVELOPMENT EXPENSES		725	274	183
SALES AND MARKETING EXPENSES		443	183	270
GENERAL AND ADMINISTRATIVE EXPENSES		3,035	1,117	240
OPERATING LOSS		(4,706)	(1,807)	(523)
FINANCING INCOME (EXPENSES), NET		41	(20)		[2]
LOSS BEFORE TAXES ON INCOME		(4,665)	(1,827)	(523)
TAXES ON INCOME		(2)	(2)	(1)
NET LOSS		$ (4,667)	$ (1,829)	$ (524)
Net loss per ordinary share (basic and diluted, in USD)		$ (0.15)	$ (0.11)	$ (0.03)
Weighted average ordinary shares (basic and diluted, in thousands)		31,753	16,190	16,131
Products [Member]
REVENUES:
REVENUES		$ 491	$ 188	$ 174
COST OF REVENUES:
COST OF REVENUES		994	421	104
Services [Member]
REVENUES:
REVENUES			121	217
COST OF REVENUES:
COST OF REVENUES			$ 121	$ 117

[1]	As for revenues related to transaction with the Parent Company - see Note 11
[2]	Less than 1 thousand